LONG-TERM DEBT - Narrative (Details)					1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 20, 2023 USD ($) oz	Feb. 22, 2023 USD ($) $ / shares	Apr. 30, 2022 oz	Dec. 10, 2021 USD ($) $ / shares	Apr. 30, 2022 oz	Dec. 31, 2022 USD ($) oz	Jun. 30, 2022 oz	Dec. 31, 2023 USD ($) shares oz derivative	Dec. 31, 2022 USD ($) oz	Dec. 31, 2025 oz	Dec. 31, 2024 oz	Jul. 07, 2023 shares	Jun. 27, 2023 USD ($) shares	Jan. 13, 2023 oz	Dec. 31, 2021 USD ($)	Dec. 13, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 115,876,000		$ 180,274,000	$ 115,876,000						$ 41,436,000
Gold Prepay Agreement embedded derivative						0		1,676,000	0
Total liabilities						308,547,000		297,429,000	308,547,000
Total assets						641,959,000		723,693,000	641,959,000
Current portion of long-term debt						21,288,000		$ 31,939,000	21,288,000
Number of embedded derivatives | derivative								2
Minimum
Disclosure of detailed information about borrowings [line items]
Remaining lease term								1 year
Lease liability, interest rate								3.30%
Maximum
Disclosure of detailed information about borrowings [line items]
Remaining lease term								4 years
Lease liability, interest rate								14.40%
Orion
Disclosure of detailed information about borrowings [line items]
Other financial liabilities						27,029,000		$ 9,028,000	27,029,000
Sprott
Disclosure of detailed information about borrowings [line items]
Gold Prepay Agreement embedded derivative								1,500,000
Other financial liabilities						5,299,000		1,459,000	5,299,000
Orion Convertible Credit
Disclosure of detailed information about borrowings [line items]
Principal amount						39,741,000		47,969,000	39,741,000						32,956,000	$ 50,000,000
Interest at fixed rate																8.00%
Other equity interest								2,000,000.0								$ 2,000,000.0
Current portion of long-term debt								$ 0
Orion Convertible Credit | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest at fixed rate								18.90%
Orion Convertible Credit | Orion
Disclosure of detailed information about borrowings [line items]
Gold Prepay Agreement embedded derivative						27,000,000.0		$ 9,000,000.0	27,000,000.0							13,600,000
Fair value gain (loss)								18,000,000.0	(8,500,000)
Sprott Convertible Loan
Disclosure of detailed information about borrowings [line items]
Principal amount				$ 10,000,000									$ 1,800,000
Interest at fixed rate				8.00%
Fair value gain (loss)								3,800,000	(1,400,000)
Other equity interest				$ 400,000				$ 300,000
Business acquisition, equity interest issued or issuable (in shares) | shares												800,449	800,449
Convertible debentures cash percentage				1.01
Convertible loan common per share (in Canadian dollar per share) | $ / shares				$ 3.275
Obligation to repurchase period				120 days
Redemption price percentage				150.00%
Number of consecutive trading days				20 days
Sprott Convertible Loan | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest at fixed rate								14.92%
Sprott Convertible Loan | Sprott
Disclosure of detailed information about borrowings [line items]
Gold Prepay Agreement embedded derivative				$ 2,700,000
Borrowings, principal amount converted								$ 1,800,000
Borrowings, interest amount converted								$ 200,000
Business acquisition, equity interest issued or issuable (in shares) | shares								800,449
Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 65,000,000
Interest at fixed rate		8.00%
Other equity interest		$ 18,900,000						$ 18,900,000
Convertible debentures cash percentage		1.04
Convertible loan common per share (in Canadian dollar per share) | $ / shares		$ 3.38
Obligation to repurchase period		120 days
Redemption price percentage		150.00%
Number of consecutive trading days		20 days
Gains on derivatives						0		900,000	0
Convertible Debentures | Forced Conversion Option
Disclosure of detailed information about borrowings [line items]
Total assets		$ 900,000						400,000
Convertible Debentures | Conversion and change of control rights
Disclosure of detailed information about borrowings [line items]
Total liabilities		$ (1,400,000)						$ 0
Convertible Debentures | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest at fixed rate								19.00%
Gold Prepay Agreement
Disclosure of detailed information about borrowings [line items]
Principal amount						34,004,000		$ 43,832,000	34,004,000						0
Gains on derivatives								569,000	1,596,000
Loss on Gold Prepay Agreement modification								1,831,000	0
Current portion of long-term debt								$ 17,299,000
Gold Prepay Agreement | Gold Prepay Agreement | Gold
Disclosure of detailed information about borrowings [line items]
Interest at fixed rate	24.48%
Notional amount																41,900,000
Number of ounces required to deliver | oz	1,123				2,100		3,100
Number of ounces required to deliver, quarterly aggregate total | oz	13,333				30,400
Gross proceeds	$ 20,000,000
Number of ounces delivered | oz								15,700
Number of ounces delivered quarterly | oz	1,110
Number of ounces to be delivered | oz								28,033
Gold Prepay Agreement | Gold Prepay Agreement | Gold Prepay Agreement | Gold
Disclosure of detailed information about borrowings [line items]
Total liabilities	$ 18,100,000
Gold Prepay Agreement | Weighted average | Gold Prepay Agreement | Gold
Disclosure of detailed information about borrowings [line items]
Interest at fixed rate	24.45%
Silver Purchase Agreement
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 32,447,000		$ 29,663,000	32,447,000						$ 0
Gains on derivatives								0	1,898,000
Loss on Gold Prepay Agreement modification	$ 1,800,000							1,831,000	$ 0
Current portion of long-term debt								$ 14,351,000
Silver Purchase Agreement | Silver
Disclosure of detailed information about borrowings [line items]
Interest at fixed rate								12.28%
Notional amount																$ 30,000,000.0
Number of ounces to be delivered before pricing mechanism | oz						300,000			300,000
Satisfaction metal ratio																0.013
Current portion of long-term debt								$ 14,400,000
Number of embedded derivatives | derivative								2
Silver Purchase Agreement | Silver | Milestone One
Disclosure of detailed information about borrowings [line items]
Percentage of precious metal production to be issued			100.00%
Number of ounces to be delivered before pricing mechanism | oz			1,200,000		1,200,000
Silver Purchase Agreement | Silver | Milestone Two
Disclosure of detailed information about borrowings [line items]
Number of ounces delivered | oz			2,500,000		2,500,000			400,000
Percentage of precious metal production to be issued			50.00%
Number of ounces included in current portion of liability | oz								394,605
Silver Purchase Agreement | Silver | Third Milestone Payment
Disclosure of detailed information about borrowings [line items]
Percentage of precious metal production to be issued			10.00%
Silver Purchase Agreement | Silver | Fourth Milestone Payment
Disclosure of detailed information about borrowings [line items]
Percentage of precious metal production to be issued			20.00%
Number of ounces to be delivered before pricing mechanism | oz			1,200,000		1,200,000
Silver Purchase Agreement | Silver | Annual Minimum Of Sliver Ounces Produced
Disclosure of detailed information about borrowings [line items]
Number of ounces delivered | oz														293,509
Number of ounces to be delivered before pricing mechanism | oz						6,491			6,491					300,000
Silver Purchase Agreement | Silver | Forecast
Disclosure of detailed information about borrowings [line items]
Number of ounces to be delivered before pricing mechanism | oz										100,000	400,000
Silver Purchase Agreement | Silver | Forecast | Milestone Two
Disclosure of detailed information about borrowings [line items]
Number of ounces included in current portion of liability | oz											400,000
Silver Purchase Agreement | Orion | Silver
Disclosure of detailed information about borrowings [line items]
Number of ounces delivered | oz								305,395